19. Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Lawsuits and proceedings that resulted in provisions
	Provisions	Escrow deposits	December 31, 2017	Provisions	Escrow deposits	December 31, 2016
Customer claims (i)	438,619	(56,301)	382,318	572,210	(97,171)	475,039
Supplier claims (ii)	332,037	(259,608)	72,429	332,667	(251,510)	81,157
Other civil claims (iii)	114,544	(16,227)	98,317	131,286	(12,652)	118,634
Tax claims (iv)	77,100	(5,507)	71,593	69,898	(2,986)	66,912
Labor claims (v)	299,842	(6,741)	293,101	285,413	(3,202)	282,211
Environmental claims (vi)	160,446	-	160,446	150,084	(962)	149,122
Total	1,422,588	(344,384)	1,078,204	1,541,558	(368,483)	1,173,075

Current	607,959	-	607,959	730,334	-	730,334
Noncurrent	814,629	(344,384)	470,245	811,224	(368,483)	442,741

Changes in provisions

	December 31, 2016	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2017
Customer claims (i)	572,210	26,642	44,805	(138,466)	(66,572)	438,619
Supplier claims (ii)	332,667	23,017	36,888	(39,433)	(21,102)	332,037
Other civil claims (iii)	131,286	13,517	12,057	(19,975)	(22,341)	114,544
Tax claims (iv)	69,898	6,877	7,392	(259)	(6,808)	77,100
Labor claims (v)	285,413	55,106	38,861	(43,498)	(36,040)	299,842
Environmental claims (vi)	150,084	32,377	16,156	(24,585)	(13,586)	160,446
Subtotal	1,541,558	157,536	156,159	(266,216)	(166,449)	1,422,588
Escrow deposits	(368,483)	(29,089)	(7,823)	15,354	45,657	(344,384)
Total	1,173,075	128,447	148,336	(250,862)	(120,792)	1,078,204

	December 31, 2015	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2016
Customer claims (i)	561,061	109,540	95,459	(87,334)	(106,516)	572,210
Supplier claims (ii)	296,660	12,885	43,679	(20,018)	(539)	332,667
Other civil claims (iii)	124,833	20,638	19,940	(8,080)	(26,045)	131,286
Tax claims (iv)	62,812	20,716	14,265	(4,621)	(23,274)	69,898
Labor claims (v)	283,991	51,408	29,419	(37,072)	(42,333)	285,413
Environmental claims (vi)	83,520	68,485	23,508	-	(25,429)	150,084
Subtotal	1,412,877	283,672	226,270	(157,125)	(224,136)	1,541,558
Escrow deposits	(330,663)	(38,269)	(27,153)	9,601	18,001	(368,483)
Total	1,082,214	245,403	199,117	(147,524)	(206,135)	1,173,075

	December 31, 2014	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2015
Customer claims (i)	638,637	34,868	96,735	(92,203)	(116,976)	561,061
Supplier claims (ii)	260,854	7,062	39,143	(5,837)	(4,562)	296,660
Other civil claims (iii)	126,403	13,022	20,643	(12,778)	(22,457)	124,833
Tax claims (iv)	55,554	1,501	8,557	(266)	(2,534)	62,812
Labor claims (v)	235,466	114,499	27,231	(23,431)	(69,774)	283,991
Environmental claims (vi)	226,404	17,072	16,247	(8,081)	(168,122)	83,520
Subtotal	1,543,318	188,024	208,556	(142,596)	(384,425)	1,412,877
Escrow deposits	(322,971)	(16,892)	(21,791)	26,061	4,930	(330,663)
Total	1,220,347	171,132	186,765	(116,535)	(379,495)	1,082,214

Lawsuits deemed as contingent liabilities
	December 31, 2017	December 31, 2016
Customer claims (i)	219,900	306,500
Supplier claims (ii)	1,430,600	1,422,000
Other civil claims (iii)	733,100	709,400
Tax claims (iv)	1,291,000	1,143,000
Labor claims (v)	677,400	533,600
Environmental claims (vi)	3,879,000	3,317,600
Total	8,231,000	7,432,100